Income Taxes - Income Taxes Recognized Directly in Equity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Excess tax deductions related to share-based payments	$ (772)	$ (798)	$ (1,062)
Excess tax deductions related to share-based payments	4,437	(1,909)	(877)
Total income tax recognized directly in equity	$ 3,665	$ (2,707)	$ (1,939)